DERIVATIVES FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging instruments	$ 74,765
Change in fair value of derivatives and hedging instruments	$ (74,765)	$ (403,350)	$ 2,841,215